Income tax and contribution - Schedule of tax losses available to offset of future taxable profits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Combined tax rate	30.00%
Tax loss and negative bases	R$ 18,325,916	R$ 12,863,038	R$ 8,843,805
Tax loss (25%)	4,581,479	3,215,760	2,210,951
Negative social contribution base (9%)	R$ 1,649,332	R$ 1,157,673	R$ 795,942